Federated Hermes Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
	[1]	Communication Services—8.6%
66,500		Alphabet, Inc., Class A	$ 179,953,655
287,000		Meta Platforms, Inc.	89,905,620
565,000		T-Mobile USA, Inc.	61,116,050
		TOTAL	330,975,325
		Consumer Discretionary—14.0%
270,000	[1]	Airbnb, Inc.	41,571,900
48,162	[1]	Amazon.com, Inc.	144,075,178
24,000	[1]	Chipotle Mexican Grill, Inc.	35,653,920
234,300	[1]	Etsy, Inc.	36,803,844
237,500	[1]	Floor & Decor Holdings, Inc.	25,821,000
120,000		Home Depot, Inc.	44,037,600
166,000	[1]	Lululemon Athletica, Inc.	55,404,160
20	[1,2]	New Cotai LLC/Capital	0
332,300		Nike, Inc., Class B	49,203,661
66,500	[1]	Tesla, Inc.	62,291,880
585,100		TJX Cos., Inc.	42,109,647
		TOTAL	536,972,790
		Consumer Staples—2.3%
123,900		Costco Wholesale Corp.	62,585,607
77,700		Estee Lauder Cos., Inc., Class A	24,226,083
		TOTAL	86,811,690
		Energy—1.7%
1,655,000		Schlumberger Ltd.	64,660,850
		Financials—9.6%
116,700		BlackRock, Inc.	96,037,098
50,000	[1]	Coinbase Global, Inc.	9,507,500
105,300		Goldman Sachs Group, Inc.	37,347,804
500,000		JPMorgan Chase & Co.	74,300,000
1,585,000		KKR & Co., Inc., Class Common	112,788,600
75,000		MSCI, Inc., Class A	40,209,000
		TOTAL	370,190,002
		Health Care—19.5%
192,400		Abbott Laboratories	24,523,304
420,000	[1]	Alnylam Pharmaceuticals, Inc.	57,792,000
211,400	[1]	Argenx SE, ADR	56,921,564
353,400	[1]	Catalent, Inc.	36,728,862
40,000	[1]	Charles River Laboratories International, Inc.	13,190,400
167,800		Danaher Corp.	47,955,562
121,700	[1]	Dexcom, Inc.	52,389,416
517,700	[1]	Edwards Lifesciences Corp.	56,532,840
164,700	[1]	Genmab A/S	55,952,998
102,000	[1]	IDEXX Laboratories, Inc.	51,744,600
51,100	[1]	Illumina, Inc.	17,824,702
43,500	[1]	Intuitive Surgical, Inc.	12,361,830
600,000	[1]	Natera, Inc.	42,390,000
76,000		Stryker Corp.	18,851,800
725,000	[1]	Ultragenyx Pharmaceutical, Inc.	50,699,250

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
286,500	[1]	Veeva Systems, Inc.	$ 67,768,710
125,000	[1]	Vertex Pharmaceuticals, Inc.	30,381,250
290,000		Zoetis, Inc.	57,939,100
		TOTAL	751,948,188
		Industrials—8.4%
1,110,000	[1]	CoStar Group, Inc.	77,877,600
135,950	[1]	Generac Holdings, Inc.	38,389,561
875,800		IHS Markit Ltd.	102,284,682
610,200		Trane Technologies PLC	105,625,620
		TOTAL	324,177,463
		Information Technology—27.7%
260,000	[1]	Advanced Micro Devices, Inc.	29,705,000
530,500		Apple, Inc.	92,720,790
881,500		Marvell Technology, Inc.	62,939,100
228,500		Mastercard, Inc.	88,287,830
680,000		Microsoft Corp.	211,466,400
80,000		NVIDIA Corp.	19,588,800
110,000	[1]	PayPal Holdings, Inc.	18,913,400
150,000		Qualcomm, Inc.	26,364,000
600,000	[1]	Qualtrics International, Inc.	17,562,000
547,000	[1]	Salesforce.com, Inc.	127,248,610
254,100	[1]	ServiceNow, Inc.	148,846,698
34,900	[1]	Shopify, Inc.	33,651,976
322,800	[1]	Splunk, Inc.	40,001,376
133,000	[1]	Unity Software, Inc.	13,984,950
395,000		Visa, Inc., Class A	89,337,150
178,500	[1]	Workday, Inc.	45,162,285
		TOTAL	1,065,780,365
		Materials—3.6%
204,500		Ecolab, Inc.	38,742,525
353,800		Sherwin-Williams Co.	101,367,238
		TOTAL	140,109,763
		Real Estate—1.6%
140,000		Crown Castle International Corp.	25,551,400
225,000		ProLogis, Inc.	35,284,500
		TOTAL	60,835,900
		Utilities—0.7%
325,000		NextEra Energy, Inc.	25,389,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,839,087,020)	3,757,851,336
		INVESTMENT COMPANY—2.1%
81,969,530		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3] (IDENTIFIED COST $81,961,332)	81,961,333
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,921,048,352)	3,839,812,669
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	8,798,664
		TOTAL NET ASSETS—100%	$3,848,611,333

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost	Proceeds from Sales
Health Care:
Ultragenyx Pharmaceutical, Inc.	$60,842,000	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$60,842,000	$—	$—

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income

$(10,142,750)	$—	$50,699,250	725,000	$—
$(10,142,750)	$—	$50,699,250	725,000	$—

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$12,681,451	$43,282,327	$55,963,778
Purchases at Cost	$13,841,154	$300,768,736	$314,609,890
Proceeds from Sales	$(26,522,605)	$(262,085,692)	$(288,608,297)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,610)	$(2,610)
Net Realized Gain/(Loss)	N/A	$(1,428)	$(1,428)
Value as of 1/31/2022	$—	$81,961,333	$81,961,333
Shares Held as of 1/31/2022	—	81,969,530	81,969,530
Dividend Income	$589	$5,296	$5,885

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,338,753,646	$—	$0	$3,338,753,646
International	363,144,692	55,952,998	—	419,097,690
Investment Company	81,961,333	—	—	81,961,333
TOTAL SECURITIES	$3,783,859,671	$55,952,998	$0	$3,839,812,669

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt